General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
General and Administrative Expenses [Abstract]
Legal fees	$ 817	$ 1,048	$ 2,280	$ 2,642
Professional services fees	501	407	964	912
Salaries and related expenses	95	156	229	322
Other	177	222	378	443
Total general and administrative expenses	$ 1,590	$ 1,833	$ 3,851	$ 4,319